As filed with the Securities and Exchange Commission on July 24, 2009
                                                                                                                                           File Nos. 33-97598 and 811-09102

[Graphic Reference]

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 95	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 97	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
300 E. Lombard Street
Baltimore, MD 21202
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	JESSICA N. BENTLEY, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On August 23, 2009 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

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This Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 23 , 2009, the effectiveness of the registration statement for the iShares MSCI Emerging Markets Small Cap Index Fund (the “Fund”), filed in Post-Effective Amendment No. 48 on January 11, 2008, pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 54 on March 25, 2008, in Post-Effective Amendment No. 59 on April 24, 2008, in Post-Effective Amendment No. 60 on May 23, 2008, in Post-Effective Amendment No. 61 on June 13, 2008, in Post-Effective Amendment No. 63 on June 20, 2008, in Post-Effective Amendment No. 66 on June 26, 2008, in Post-Effective Amendment No. 68 on July 7, 2008, in Post-Effective Amendment No. 70 on August 5, 2008, Post-Effective Amendment No. 72 on September 3, 2008, in Post-Effective Amendment No. 74 on October 2, 2008, in Post-Effective Amendment No. 76 on October 31, 2008, in Post-Effective Amendment No. 78 on November 26, 2008, in Post-Effective Amendment No. 81 on December 30, 2008, in Post-Effective Amendment No. 83 on January 29, 2009, in Post-Effective Amendment No. 85 on February 27, 2009, in Post-Effective Amendment No. 87 on March 30, 2009, in Post-Effective Amendment No. 89 on April 28, 2009 in Post-Effective Amendment No. 91 on May 28, 2009 and in Post-Effective Amendment No. 93 on June 26, 2009, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 95 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 48.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 95 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 24th of July 2009.

By:
Michael A. Latham*
President

Date: July 24, 2009

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 95 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Director

Date: July 24, 2009

John E. Martinez*
Director

Date: July 24, 2009

George G. C. Parker*
Director

Date: July 24, 2009

Cecilia H. Herbert*
Director

Date: July 24, 2009

Charles A. Hurty*
Director

Date: July 24, 2009

John E. Kerrigan*
Director

Date: July 24, 2009

Robert H. Silver*
Director

Date: July 24, 2009

Darrell Duffie**
Director

Date: July 24, 2009

Michael Latham*
President

Date: July 24, 2009

/s/Jack Gee
Jack Gee
Treasurer

Date: July 24, 2009

*, **By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Attorney in fact

Date: July 24, 2009

*
Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated by reference to Post-Effective Amendment No. 42.

**	Power of Attorney, dated June 19, 2008, for Darrell Duffie is incorporated herein by reference to Post-Effective Amendment No. 79, filed December 23, 2008.